Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Computation of Basic and Diluted Earnings Per Share

	December 31,
	2015	2016	2017
	US$	US$	US$
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders – basic	66,482,107	72,977,548	63,627,551
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted	66,482,107	72,977,548	63,627,551
Denominator:
Weighted average number of shares outstanding, basic*	142,625,427	133,261,510	128,704,610
Stock options	348,603	1,271,209	1,877,785
Restricted stock units	3,513,919	3,120,310	1,023,474

Weighted average number of shares outstanding-diluted	146,487,949	137,653,029	131,605,869

Basic earnings per share	0.47	0.55	0.49

Diluted earnings per share	0.45	0.53	0.48

*
The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.